UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-05011

Name of Fund:  CMA Arizona Municipal Money Fund of
               CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA Arizona Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 03/31/2008

Date of reporting period: 04/01/07 - 06/30/07

Item 1 - Schedule of Investments


CMA Arizona Municipal Money Fund of CMA Multi-State Municipal Series Trust


Schedule of Investments as of June 30, 2007 (Unaudited)                                                            (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                        Value
Arizona - 103.3%     $   2,000   ABN AMRO MuniTops Certificates Trust, Phoenix, Arizona, Civic Improvement
                                 Corporation, Excise Tax Revenue Bonds, VRDN, Series 2005-54, 3.78% due
                                 7/01/2013 (b)(h)(i)                                                                  $     2,000

                         1,250   Apache County, Arizona, IDA, IDR (Tucson Electric Power Co.), VRDN,
                                 Series 83-C, 3.78% due 12/15/2018 (h)                                                      1,250

                           700   Arizona Health Facilities Authority, Revenue Refunding Bonds (Banner Health
                                 System), VRDN, Series C, 3.75% due 1/01/2035 (b)(h)                                          700

                         1,495   Arizona State University, COP, PUTTERS, VRDN, Series 694, 3.80% due
                                 9/01/2012 (a)(h)(i)                                                                        1,495

                         3,900   Arizona Tourism and Sports Authority, Senior Tax Revenue Bonds (Multipurpose
                                 Stadium Facility Project), VRDN, Series A, 3.72% due 7/01/2036 (a)(h)                      3,900

                         1,780   Avondale, Arizona, IDA, IDR, Refunding (National Health Investors), VRDN, 3.78%
                                 due 12/01/2014 (h)                                                                         1,780

                         2,000   BB&T Municipal Trust, Arizona Health Facilities Authority Revenue Bonds, FLOATS,
                                 VRDN, Series 2003, 3.78% due 1/01/2037 (h)(i)                                              2,000

                           700   Bank of America MACON Trust, Pinal County, Arizona, Electrical District Number 3,
                                 Electric System Revenue Bonds, VRDN, Series U-1, 3.80% due 10/03/2011 (h)(i)                 700

                           935   Casa Grande, Arizona, IDA, IDR (Price Companies Inc. Project), VRDN, AMT, Series A,
                                 3.78% due 12/01/2017 (h)                                                                     935

                         2,000   Chandler, Arizona, GO, FLOATS, VRDN, Series 49TP, 3.79% due 7/01/2026 (h)(i)               2,000

                         1,100   Chandler, Arizona, IDA, IDR (Red Rock Stamping Company Project), VRDN, AMT, 3.87%
                                 due 2/01/2020 (h)                                                                          1,100

                         4,600   Cochise County, Arizona, Pollution Control Corporation, Solid Waste Disposal
                                 Revenue Bonds (Arizona Electric Power Co-Operative Inc. Project), VRDN, AMT,
                                 3.73% due 9/01/2024 (h)                                                                    4,600

                         1,000   Coconino County, Arizona, IDA, IDR, VRDN, AMT, 3.83% due 3/01/2027 (h)                     1,000

                         1,000   Coconino County, Arizona, Pollution Control Corporation Revenue Bonds (Arizona
                                 Public Service Co.-Navajo Project), VRDN, AMT, Series A, 3.86% due 10/01/2029 (h)          1,000

                         9,950   Coconino County, Arizona, Pollution Control Corporation Revenue Bonds (Arizona
                                 Public Service Co. Project), VRDN, AMT, 3.81% due 11/01/2033 (h)                           9,950

                         5,400   Downtown Phoenix Hotel Corporation, Arizona, Revenue Bonds, FLOATS, VRDN,
                                 Series 1738, 3.79% due 7/01/2036 (b)(h)(i)                                                 5,400

                         2,500   Eagle Tax-Exempt Trust, Salt River Project, Arizona, Agriculture Improvement
                                 and Power District, Electric System Revenue Bonds, VRDN, Series 2006-0141,
                                 Class A, 3.80% due 1/01/2037 (h)(i)                                                        2,500



Portfolio Abbreviations

To simplify the listings of CMA Arizona Municipal Money Fund of CMA Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT          Alternative Minimum Tax (subject to)
COP          Certificates of Participation
CP           Commercial Paper
FLOATS       Floating Rate Securities
GO           General Obligation Bonds
IDA          Industrial Development Authority
IDR          Industrial Development Revenue Bonds
M/F          Multi-Family
PUTTERS      Puttable Tax-Exempt Receipts
ROCS         Reset Option Certificates
S/F          Single-Family
TOCS         Tender Option Certificates
VRDN         Variable Rate Demand Notes



CMA Arizona Municipal Money Fund of CMA Multi-State Municipal Series Trust


Schedule of Investments as of June 30, 2007 (Unaudited) (concluded)                                                (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                        Value




Arizona             $    5,470   Lehman Municipal Trust Receipts, Phoenix and Pima County, Arizona, Revenue
(concluded)                      Bonds, FLOATS, VRDN, AMT, Series 2006-P55U, 3.82% due 3/01/2039 (c)(e)(h)(i)         $     5,470

                         2,985   Lehman Municipal Trust Receipts, Tucson, Arizona, Revenue Refunding Bonds,
                                 FLOATS, VRDN, AMT, Series 2006-P39U, 3.82% due 1/01/2038 (c)(e)(h)(i)                      2,985

                         6,000   Maricopa County, Arizona, IDA, Health Facilities Revenue Bonds, PUTTERS, VRDN,
                                 Series 420, 3.79% due 1/01/2010 (h)(i)                                                     6,000

                         4,215   Maricopa County, Arizona, IDA, IDR (Trans-Matic Manufacturing Production Project),
                                 VRDN, AMT, 3.79% due 10/01/2026 (h)                                                        4,215

                         2,540   Maricopa County, Arizona, IDA, M/F Housing Revenue Refunding Bonds (Las Gardenias
                                 Apartments LP Project), VRDN, AMT, Series A, 3.82% due 4/15/2033 (d)(h)                    2,540

                         2,000   Maricopa County, Arizona, IDA, M/F Housing Revenue Refunding Bonds (San Martin
                                 Apartments Project), VRDN, AMT, Series A-1, 3.82% due 6/15/2035 (d)(h)                     2,000

                         8,000   Maricopa County, Arizona, IDA, M/F Housing Revenue Refunding Bonds (Villas Solanas
                                 Apartments), VRDN, AMT, Series A, 3.82% due 11/15/2032 (d)(h)                              8,000

                         7,100   McAllister Academic Village, LLC, Arizona, Revenue Bonds (Arizona State University
                                 Project), VRDN, Series B, 3.70% due 7/01/2045 (a)(h)                                       7,100

                         1,385   Morgan Keegan Municipal Products, Inc., Maricopa County, Arizona, IDA, VRDN, AMT,
                                 Series A, 3.83% due 2/02/2009 (h)(i)                                                       1,385

                         4,400   Phoenix and Pima County, Arizona, IDA, S/F Revenue Bonds, FLOATS, VRDN, AMT,
                                 Series P29U, 3.82% due 7/01/2039 (e)(h)(i)                                                 4,400

                         2,000   Phoenix, Arizona, Civic Improvement Corporation, CP, 3.67% due 7/10/2007                   2,000

                         7,075   Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Wastewater System,
                                 Revenue Refunding Bonds, VRDN, Series A, 3.77% due 7/01/2023 (g)(h)                        7,075

                         4,705   Phoenix, Arizona, Civic Improvement Corporation, State of Arizona Distribution
                                 Revenue Bonds, TOCS, VRDN, Series Z-11, 3.79% due 5/08/2034 (b)(h)(i)                      4,705

                         1,290   Phoenix, Arizona, GO, PUTTERS, VRDN, Series 1873, 3.80% due 1/01/2015 (h)(i)               1,290

                         1,000   Phoenix, Arizona, IDA, Government Office Lease Revenue Refunding Bonds, PUTTERS,
                                 VRDN, Series 1119, 3.79% due 9/15/2013 (a)(h)(i)                                           1,000

                         3,275   Phoenix, Arizona, IDA, M/F Housing Revenue Refunding Bonds (Westward Housing
                                 Apartments Project), VRDN, AMT, Series A, 3.83% due 4/01/2033 (h)                          3,275

                         5,170   Phoenix, Arizona, IDA, Revenue Bonds (Leggett & Platt Inc. Project), VRDN, AMT,
                                 3.84% due 7/01/2029 (h)                                                                    5,170

                         1,000   Phoenix, Arizona, IDA, Revenue Bonds (Safeway Inc. Ice Cream Plant Project), VRDN,
                                 AMT, 3.90% due 10/01/2022 (h)                                                              1,000

                         2,293   Phoenix, Arizona, IDA, Revenue Bonds (Salvo Properties LLC Project), VRDN, AMT,
                                 3.83% due 3/01/2031 (h)                                                                    2,293

                         3,500   Phoenix, Arizona, IDA, Revenue Bonds (Swift Aviation Services Inc. Project), VRDN,
                                 AMT, 3.88% due 7/01/2024 (h)                                                               3,500

                           900   Pima County, Arizona, IDA, IDR, Refunding (Brush Wellman Inc. Project), VRDN, 3.85%
                                 due 9/01/2009 (h)                                                                            900

                         2,250   Pima County, Arizona, IDA, IDR (Tucson Electric Power Company - Irvington Project),
                                 VRDN, 3.75% due 10/01/2022 (h)                                                             2,250

                         2,700   Pima County, Arizona, IDA, M/F Housing Revenue Bonds (Eastside Place Apartments),
                                 VRDN, AMT, Series B, 3.84% due 2/15/2031 (d)(h)                                            2,700

                         1,385   RBC Municipal Products, Inc., Arizona Sports and Tourism Authority, Revenue
                                 Refunding Bonds, FLOATS, VRDN, Series I-17, 3.78% due 1/01/2015 (g)(h)(i)                  1,385

                         1,800   Salt River Pima-Maricopa Indian Community, Arizona, Revenue Bonds, VRDN, 3.73%
                                 due 10/01/2025 (h)                                                                         1,800

                           800   Salt River Project, Arizona, Agriculture Improvement and Power District, Electric
                                 System Revenue Bonds, FLOATS, VRDN, Series 1430, 3.79% due 1/01/2037 (h)(i)                  800

                         3,755   Scottsdale, Arizona, IDA, Hospital Revenue Bonds, ROCS, VRDN, Series II-R-578CE, 3.79%
                                 due 5/01/2041 (h)(i)                                                                       3,755

                         2,900   Scottsdale, Arizona, IDA, Hospital Revenue Refunding Bonds (Scottsdale Healthcare),
                                 VRDN, Series B, 3.73% due 9/01/2026 (b)(h)                                                 2,900

                         4,300   Scottsdale, Arizona, IDA, Hospital Revenue Refunding Bonds (Scottsdale Healthcare),
                                 VRDN, Series C, 3.73% due 9/01/2035 (f)(h)                                                 4,300

                         1,300   Scottsdale, Arizona, IDA, Limited Obligation Revenue Bonds (Notre Dame School),
                                 VRDN, Series A, 3.80% due 5/01/2021 (h)                                                    1,300

                         1,400   Scottsdale, Arizona, Municipal Property Corporation, Excise Tax Revenue Refunding
                                 Bonds, FLOATS, VRDN, Series 1523, 3.79% due 7/01/2026 (h)(i)                               1,400

                         1,500   Sun Devil Energy Center LLC, Arizona, Revenue Bonds (Arizona State University
                                 Project), VRDN, 3.73% due 7/01/2030 (b)(h)                                                 1,500

                         2,150   Tempe, Arizona, GO, 4% due 7/01/2007                                                       2,150

                         1,500   Tempe, Arizona, IDA, Revenue Bonds (ASUF Brickyard, LLC Project), Series A, 3.73%
                                 due 7/01/2034 (h)                                                                          1,500

                         6,000   Tempe, Arizona, Transit Excise Tax Revenue Bonds, VRDN, 3.74% due 7/01/2036 (h)            6,000

                         1,490   Tucson, Arizona, IDA, Housing Revenue Bonds (Family Housing Resource Projects),
                                 VRDN, Series A, 3.75% due 1/15/2032 (d)(h)                                                 1,490

                         2,145   Tucson, Arizona, IDA, IDR (Fluoresco Old Nogales Project), VRDN, AMT, 4.15% due
                                 8/01/2025 (h)                                                                              2,145

                         3,750   Tucson, Arizona, IDA, Joint S/F Mortgage Revenue Bonds, VRDN, AMT, Series B, 4.90%
                                 due 8/03/2007 (c)(e)(h)                                                                    3,753

                         3,180   Tucson, Arizona, IDA, Revenue Bonds (United Way Capital Corporation Project),
                                 VRDN, 4.10% due 6/01/2021 (h)                                                              3,180

                         4,500   Verrado Western Overlay Community Facilities District, Arizona, GO, VRDN, 3.80%
                                 due 7/01/2029 (h)                                                                          4,500

                         3,900   Yavapai County, Arizona, IDA, Hospital Facility Revenue Bonds (Yavapai Regional
                                 Medical Center), VRDN, Series B, 3.73% due 12/01/2026 (f)(h)                               3,900

                                 Total Investments (Cost - $171,321*) - 103.3%                                            171,321
                                 Liabilities in Excess of Other Assets - (3.3%)                                           (5,431)
                                                                                                                      -----------
                                 Net Assets - 100.0%                                                                  $   165,890
                                                                                                                      ===========


*   Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FHLMC Collateralized.

(d) FNMA Collateralized.

(e) FNMA/GNMA Collateralized.

(f) FSA Insured.

(g) MBIA Insured.

(h) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(i) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.



Item 2 -   Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Arizona Municipal Money Fund of CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       CMA Arizona Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: August 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       CMA Arizona Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: August 20, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Financial Officer of
       CMA Arizona Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: August 20, 2007